Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Basic earnings per common share
Net income attributable to common shareholders		$ 2,426	$ 2,289	$ 1,332	$ 6,980	$ 4,837
Weighted average number of common shares outstanding		1,215	1,213	1,211	1,213	1,212
Basic earnings per common share	[1]	$ 2.00	$ 1.89	$ 1.10	$ 5.75	$ 3.99
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,426	$ 2,289	$ 1,332	$ 6,980	$ 4,837
Dilutive impact of share-based payment options and others	[2]	9	13	(43)	41	(13)
Net income attributable to common shareholders (diluted)		$ 2,435	$ 2,302	$ 1,289	$ 7,021	$ 4,824
Weighted average number of common shares outstanding		1,215	1,213	1,211	1,213	1,212
Dilutive impact of share-based payment options and others	[2]	8	10	34	12	32
Weighted average number of diluted common shares outstanding		1,223	1,223	1,245	1,225	1,244
Diluted earnings per common share	[1]	$ 1.99	$ 1.88	$ 1.04	$ 5.73	$ 3.88

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.